John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio Average Annual Total Returns		12 Months Ended	23 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	2.46%
Bloomberg High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	5.72%
N/A
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	6.05%
Performance Inception Date	Feb. 08, 2023
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.78%	4.01%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.91%	3.76%